Impact of adoption of IFRS 9 for hedge accounting (Details) - EUR (€) € in Millions	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Reserve of cash flow hedges	€ 10.5	€ (21.7)	€ (24.5)	€ (13.2)	€ 8.5
Reserve of change in value of forward elements of forward contracts		(4.4)	0.0
Other reserves		(26.1)	(24.5)
Translation reserve	€ 105.1	86.3	€ 84.7
Increase (decrease) due to changes in accounting policy [member]
Disclosure of initial application of standards or interpretations [line items]
Reserve of cash flow hedges		2.8
Reserve of change in value of forward elements of forward contracts		(4.4)
Other reserves		(1.6)
Translation reserve		€ 1.6